Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2022 £’000	2021 £’000
Trade receivables	£131,650	£88,086
Prepayments	8,865	6,150
Accrued income	13,458	15,790
Research and development tax credit	3,266	3,400
Grant receivable	437	—
Other receivables	4,995	4,877
Total trade and other receivables	£162,671	£118,303
The following table presents the trade receivables and accrued income ageing intervals and the allocation of the expected credit loss allowance as of 30 June 2022 and 30 June 2021:

	2022 £’000		2021 £’000
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	122,914	(854)	84,088	(1,212)
1 - 30 days overdue	7,411	(94)	6,106	(15)
31 - 60 days overdue	9,520	(338)	5,330	(225)
61 - 90 days overdue	3,465	(141)	2,919	(105)
Over 90 days overdue	5,821	(2,596)	8,971	(1,980)
Total	149,131	(4,023)	107,414	(3,537)

The gross and net amounts of trade receivables and accrued income were as follows:

	2022 £’000	2021 £’000
Trade receivables - gross	£135,665	£91,589
Expected credit loss allowance	(4,015)	(3,503)
Trade receivables - net	£131,650	£88,086

	2022 £’000	2021 £’000
Accrued income - gross	£13,466	£15,824
Expected credit loss allowance	(8)	(34)
Accrued income - net	£13,458	£15,790
Movements in the expected credit loss allowance were as follows:

	2022 £’000	2021 £’000
As at 1 July	£3,537	£3,584
Provided in the year	4,628	5,866
Released in the year	(3,889)	(5,851)
Utilised in the year	(492)	(11)
Effect of foreign exchange translations	239	(51)
As at 30 June	£4,023	£3,537